UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Annual Report November 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis (Unaudited)
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	30.21%	140.85%	184.95%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	29.92%	140.62%	186.23%
Nasdaq Composite Index®	30.55%	142.65%	188.61%

Average Annual Total Returns

For the periods ended November 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	30.21%	19.22%	11.04%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	29.92%	19.20%	11.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Tracking Stock - NAV on November 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$28,495	Fidelity® Nasdaq Composite Index® Tracking Stock - NAV
$28,861	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 22.87% for the year ending November 30, 2017, rising steadily and closing the period at an all-time high after a particularly strong three-month finish. Early on, equities rallied on optimism for President Trump’s pro-business agenda but leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end with consumer sentiment and other market indicators staying positive. The lone exception was a brief cooldown in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, info tech (+41%) led by a wide margin, surging amid strong earnings growth from several major index constituents. Utilities and financials each gained about 25%, the latter group riding an uptick in bond yields. Conversely, consumer discretionary (+20%) also rose solidly but lagged the broader market, as many brick-and-mortar retailers continued to suffer from increased online competition. Rising interest rates held back real estate (+16%), while consumer staples (+15%) and telecom (+1%) struggled due to investors’ general preference for risk assets. Lastly, sluggish oil prices pushed energy to a -4% return.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the exchange traded fund’s (ETF’s) net asset value gained 30.21%, versus 30.55% for the benchmark NASDAQ Composite Index®. The ETF’s market price rose 29.92%. These strong results reflect the broad market rally, especially the robust performance of the technology sector, which made up nearly half of the index weighting and supplied most of the fund’s top individual contributors in absolute terms. For example, Alphabet added significant value, as the parent of Internet search giant Google maintained strong earnings growth. Other tech stocks that generated healthy financial results included Apple, which rode growing demand for its iPhone® mobile devices; social-networking leader Facebook, which continued to generate strong advertising revenue; and software manufacturer Microsoft, whose shift in business strategy toward cloud computing and subscription-based software has proved profitable. Also, in consumer discretionary, internet retailer Amazon.com continued to solidify its dominant competitive position. In contrast, only the energy sector lost ground this period. The biggest individual detractor was Celgene, a biotech company whose stock plunged in October on weak quarterly sales and unfavorable results from a late-stage drug trial.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2017

From December 1, 2012 to November 30, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	335	26.59%	823	65.32%
25 - <50	29	2.30%	63	5.00%
50 - <75	1	0.08%	2	0.16%
75 - <100	4	0.32%	2	0.15%
100 or above	0	--	1	0.08%
Total	369	29.29%	891	70.71%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.4	8.6
Microsoft Corp.	6.1	5.8
Amazon.com, Inc.	4.9	4.9
Facebook, Inc. Class A	4.0	3.8
Alphabet, Inc. Class C	3.4	3.6
Alphabet, Inc. Class A	2.9	3.2
Intel Corp.	2.0	1.8
Cisco Systems, Inc.	1.8	1.7
Comcast Corp. Class A	1.7	2.1
Amgen, Inc.	1.2	1.2
	36.4

Top Market Sectors as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.8	49.7
Consumer Discretionary	17.3	19.0
Health Care	11.9	12.0
Financials	7.0	6.5
Industrials	4.3	4.3
Consumer Staples	4.1	4.9
Real Estate	1.1	1.1
Telecommunication Services	0.8	1.0
Energy	0.6	0.5
Materials	0.5	0.5

Asset Allocation (% of fund's net assets)

As of November 30, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.8%

As of May 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 8.0%

Investments November 30, 2017

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
ADOMANI, Inc. (a)	14,744	$47,918
Dorman Products, Inc. (b)	5,344	365,049
Fox Factory Holding Corp. (b)	6,606	257,634
Gentex Corp.	43,778	896,573
Gentherm, Inc. (b)	8,278	298,008
The Goodyear Tire & Rubber Co.	32,582	1,054,679
		2,919,861
Automobiles - 0.5%
Tesla, Inc. (a)(b)	23,433	7,237,282
Distributors - 0.2%
Core-Mark Holding Co., Inc.	8,207	272,144
LKQ Corp. (b)	45,098	1,777,763
Pool Corp.	4,947	621,541
		2,671,448
Diversified Consumer Services - 0.1%
Capella Education Co.	2,915	248,650
Career Education Corp. (b)	24,181	320,882
Grand Canyon Education, Inc. (b)	6,269	595,304
Houghton Mifflin Harcourt Co. (b)	22,094	215,417
Strayer Education, Inc.	2,983	296,003
		1,676,256
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc.	17,000	364,990
Buffalo Wild Wings, Inc. (b)	2,523	393,462
Caesars Entertainment Corp. (b)	56,132	743,749
China Lodging Group Ltd. ADR	4,794	511,568
Churchill Downs, Inc.	2,306	541,910
Cracker Barrel Old Country Store, Inc. (a)	2,552	398,954
Dave & Buster's Entertainment, Inc. (b)	5,267	279,309
Denny's Corp. (b)	21,286	288,425
Dunkin' Brands Group, Inc.	11,357	678,013
Eldorado Resorts, Inc. (b)	8,843	270,596
Empire Resorts, Inc. (a)(b)	10,237	268,721
Golden Entertainment, Inc. (b)	8,878	304,693
ILG, Inc.	16,696	468,991
International Speedway Corp. Class A	7,402	305,333
Jack in the Box, Inc.	4,453	460,930
Marriott International, Inc. Class A	51,868	6,587,236
Melco Crown Entertainment Ltd. sponsored ADR	25,444	664,343
Monarch Casino & Resort, Inc. (b)	6,420	301,291
Norwegian Cruise Line Holdings Ltd. (b)	31,991	1,732,633
Papa John's International, Inc.	5,810	339,653
Penn National Gaming, Inc. (b)	13,000	373,880
Pinnacle Entertainment, Inc. (b)	11,886	364,662
Playa Hotels & Resorts NV	20,012	212,928
Red Robin Gourmet Burgers, Inc. (b)	2,054	107,630
Ruth's Hospitality Group, Inc.	11,335	243,136
Scientific Games Corp. Class A (b)	12,751	671,340
Sonic Corp. (a)	7,858	200,536
Starbucks Corp.	201,051	11,624,769
Texas Roadhouse, Inc. Class A	9,983	509,832
The Cheesecake Factory, Inc. (a)	6,869	336,856
The Stars Group, Inc. (b)	27,363	627,367
Wendy's Co.	32,302	480,977
Wingstop, Inc. (a)	6,085	238,471
Wynn Resorts Ltd.	15,020	2,374,362
		34,271,546
Household Durables - 0.2%
Cavco Industries, Inc. (b)	1,768	270,769
Garmin Ltd. (a)	24,324	1,510,034
GoPro, Inc. Class A (a)(b)	20,812	177,734
Helen of Troy Ltd. (b)	4,533	405,250
iRobot Corp. (a)(b)	3,736	256,364
LGI Homes, Inc. (a)(b)	4,122	289,406
SodaStream International Ltd. (b)	3,539	249,075
Universal Electronics, Inc. (b)	3,375	179,213
		3,337,845
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (b)	61,643	72,538,400
Cnova NV (b)	51,096	281,028
Ctrip.com International Ltd. ADR (b)	64,413	2,968,151
Expedia, Inc.	18,829	2,306,553
Groupon, Inc. (a)(b)	96,040	541,666
HSN, Inc.	9,460	384,549
JD.com, Inc. sponsored ADR (b)	131,035	4,907,261
Liberty Expedia Holdings, Inc.	8,469	381,783
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	11,255	628,142
Series A (b)	59,763	1,458,217
Liberty TripAdvisor Holdings, Inc. (b)	18,538	173,330
MakeMyTrip Ltd. (a)(b)	10,045	305,368
Netflix, Inc. (b)	60,381	11,326,268
NutriSystem, Inc.	4,584	232,638
Overstock.com, Inc. (a)(b)	8,256	388,858
PetMed Express, Inc. (a)	3,487	137,213
Priceline Group, Inc. (b)	6,818	11,861,343
Shutterfly, Inc. (b)	7,008	309,613
TripAdvisor, Inc. (b)	19,211	665,085
		111,795,466
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	10,284	144,285
Hasbro, Inc.	17,640	1,640,873
Mattel, Inc. (a)	47,379	864,667
		2,649,825
Media - 4.5%
AMC Networks, Inc. Class A (b)	8,205	422,886
Charter Communications, Inc. Class A (b)	36,285	11,836,530
Comcast Corp. Class A	658,909	24,735,444
Discovery Communications, Inc.:
Class A (a)(b)	22,115	420,627
Class C (non-vtg.) (b)	32,030	579,102
DISH Network Corp. Class A (b)	31,478	1,594,361
Liberty Broadband Corp.:
Class A (b)	3,586	307,356
Class C (b)	21,627	1,880,468
Liberty Global PLC:
Class A (b)	31,985	1,015,844
Class C (b)	83,870	2,585,712
LiLAC Class A (a)(b)	7,490	155,792
LiLAC Class C (b)	17,472	362,544
Liberty Media Corp.:
Liberty Braves Class C (b)	9,873	223,525
Liberty Formula One Group Series C (b)	29,610	1,077,804
Liberty SiriusXM Series A (b)	17,539	715,065
Liberty SiriusXM Series C (b)	32,118	1,310,736
Loral Space & Communications Ltd. (b)	6,195	289,307
MDC Partners, Inc. Class A (b)	16,910	196,156
News Corp.:
Class A	53,452	863,784
Class B	27,488	450,803
Nexstar Broadcasting Group, Inc. Class A	7,713	523,713
Scholastic Corp.	8,313	341,831
Scripps Networks Interactive, Inc. Class A	12,654	1,035,603
Sinclair Broadcast Group, Inc. Class A (a)	11,765	400,598
Sirius XM Holdings, Inc. (a)	664,307	3,653,689
Twenty-First Century Fox, Inc.:
Class A	148,305	4,736,862
Class B	112,635	3,508,580
Viacom, Inc.:
Class A (a)	7,365	250,778
Class B (non-vtg.)	49,871	1,412,347
VisionChina Media, Inc. ADR (b)(c)	436	990
		66,888,837
Multiline Retail - 0.3%
Dollar Tree, Inc. (b)	33,824	3,475,754
Ollie's Bargain Outlet Holdings, Inc. (b)	9,987	473,883
Sears Holdings Corp. (a)(b)	19,723	80,470
		4,030,107
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	22,300	499,297
Conn's, Inc. (a)(b)	6,738	208,204
Five Below, Inc. (b)	9,155	565,779
Michaels Companies, Inc. (b)	31,997	691,135
Monro, Inc.	7,455	376,105
O'Reilly Automotive, Inc. (b)	12,866	3,039,078
Office Depot, Inc.	80,478	263,163
Rent-A-Center, Inc. (a)	10,808	121,482
Ross Stores, Inc.	56,785	4,317,364
Sleep Number Corp. (b)	7,115	250,377
The Children's Place Retail Stores, Inc.	3,036	403,484
Tile Shop Holdings, Inc.	12,658	105,061
Tractor Supply Co.	19,486	1,329,725
Ulta Beauty, Inc.	9,029	2,001,820
Urban Outfitters, Inc. (a)(b)	22,728	707,295
		14,879,369
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	12,229	859,821
Crocs, Inc. (b)	25,338	276,944
G-III Apparel Group Ltd. (b)	8,555	263,494
lululemon athletica, Inc. (b)	17,984	1,204,209
Steven Madden Ltd. (b)	11,747	502,184
		3,106,652

TOTAL CONSUMER DISCRETIONARY		255,464,494

CONSUMER STAPLES - 4.1%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	1,353	291,856
MGP Ingredients, Inc. (a)	3,518	261,563
Monster Beverage Corp. (b)	81,074	5,080,908
National Beverage Corp.	6,748	736,342
		6,370,669
Food & Staples Retailing - 1.7%
Andersons, Inc.	7,725	249,518
Casey's General Stores, Inc.	5,571	672,698
Costco Wholesale Corp.	62,309	11,491,649
PriceSmart, Inc.	5,699	487,265
SpartanNash Co.	11,022	279,408
Sprouts Farmers Market LLC (b)	22,444	524,741
United Natural Foods, Inc. (b)	10,242	491,821
Walgreens Boots Alliance, Inc.	151,639	11,033,254
		25,230,354
Food Products - 1.9%
Blue Buffalo Pet Products, Inc. (a)(b)	25,573	785,347
Bob Evans Farms, Inc.	2,667	208,133
Bridgford Foods Corp. (b)	2,509	31,488
Cal-Maine Foods, Inc. (a)(b)	7,577	376,956
Calavo Growers, Inc. (a)	2,908	222,171
Hostess Brands, Inc. Class A (b)	14,986	210,703
J&J Snack Foods Corp.	2,244	339,091
Lancaster Colony Corp.	3,673	489,537
Mondelez International, Inc.	214,453	9,208,612
Pilgrim's Pride Corp. (a)(b)	35,078	1,286,310
Sanderson Farms, Inc.	3,056	518,573
Snyders-Lance, Inc.	12,724	492,164
SunOpta, Inc. (a)(b)	15,550	122,845
The Hain Celestial Group, Inc. (b)	14,108	579,839
The Kraft Heinz Co.	169,991	13,832,168
		28,703,937
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	9,464	365,026
WD-40 Co.	2,266	270,560
		635,586
Personal Products - 0.0%
Inter Parfums, Inc.	5,746	254,548

TOTAL CONSUMER STAPLES		61,195,094

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP	19,592	214,532
Mammoth Energy Services, Inc. (b)	10,888	205,239
NCS Multistage Holdings, Inc.	12,704	213,427
Patterson-UTI Energy, Inc.	33,642	726,331
		1,359,529
Oil, Gas & Consumable Fuels - 0.5%
Alliance Holdings GP, LP	10,556	260,944
Alliance Resource Partners LP	18,008	328,646
Amplify Energy Corp. warrants 5/4/22	322	0
Calumet Specialty Products Partners LP (b)	22,298	191,763
Carrizo Oil & Gas, Inc. (b)	15,752	304,486
Centennial Resource Development, Inc. Class A (b)	34,034	690,550
Diamondback Energy, Inc. (b)	13,417	1,466,612
Extraction Oil & Gas, Inc. (a)(b)	32,124	483,787
Golar LNG Ltd. (a)	16,747	413,818
Golar LNG Partners LP	10,734	214,573
Green Plains, Inc.	7,493	126,257
Gulfport Energy Corp. (b)	33,496	428,749
Hongli Clean Energy Technologies Corp. (a)(b)(c)	225	1,042
Nextdecade Corp. (a)(b)	30,212	287,316
PDC Energy, Inc. (b)	11,210	515,100
Tellurian, Inc. (a)(b)	30,157	380,581
Ultra Petroleum Corp. (a)	29,722	285,034
Viper Energy Partners LP	20,395	427,887
		6,807,145

TOTAL ENERGY		8,166,674

FINANCIALS - 7.0%
Banks - 3.3%
1st Source Corp.	6,377	328,097
Ameris Bancorp	8,514	422,294
BancFirst Corp.	7,121	404,473
Bank of the Ozarks, Inc.	15,508	747,796
Banner Corp.	7,203	414,821
Blue Hills Bancorp, Inc.	11,203	239,184
BOK Financial Corp.	7,713	686,457
Boston Private Financial Holdings, Inc.	20,474	334,750
Bridge Bancorp, Inc.	7,255	260,817
Brookline Bancorp, Inc., Delaware	18,622	299,814
Camden National Corp.	5,701	260,479
Capital Bank Financial Corp. Series A	5,291	220,899
Cathay General Bancorp	12,784	554,698
Centerstate Banks of Florida, Inc.	14,196	385,137
Chemical Financial Corp.	11,145	628,467
City Holding Co.	4,178	297,557
CoBiz, Inc.	14,090	298,426
Columbia Banking Systems, Inc.	11,988	552,647
Commerce Bancshares, Inc.	12,808	725,189
Community Trust Bancorp, Inc.	5,729	285,018
ConnectOne Bancorp, Inc.	10,667	289,609
CVB Financial Corp.	21,632	531,931
Eagle Bancorp, Inc. (b)	6,930	458,420
East West Bancorp, Inc.	18,392	1,131,844
Enterprise Financial Services Corp.	6,896	312,044
Fifth Third Bancorp	103,155	3,147,259
First Bancorp, North Carolina	7,985	302,632
First Busey Corp.	11,254	358,215
First Citizen Bancshares, Inc.	1,726	736,122
First Financial Bancorp, Ohio	13,596	385,447
First Financial Bankshares, Inc. (a)	12,463	591,369
First Financial Corp., Indiana	4,894	235,891
First Hawaiian, Inc.	24,913	729,204
First Merchants Corp.	10,577	463,273
First Midwest Bancorp, Inc., Delaware	18,224	455,053
Flushing Financial Corp.	9,178	259,554
Fulton Financial Corp.	21,371	406,049
German American Bancorp, Inc.	7,378	277,487
Glacier Bancorp, Inc.	14,543	582,447
Great Southern Bancorp, Inc.	4,694	253,711
Green Bancorp, Inc. (b)	7,052	157,965
Grupo Financiero Galicia SA sponsored ADR	6,967	398,025
Guaranty Bancorp	9,378	272,431
Hancock Holding Co.	11,335	582,052
Hanmi Financial Corp.	9,670	307,023
HarborOne Bancorp, Inc. (b)	12,464	241,552
Heartland Financial U.S.A., Inc.	7,401	373,751
Home Bancshares, Inc.	20,933	498,205
Hope Bancorp, Inc.	26,068	487,993
Huntington Bancshares, Inc.	152,959	2,202,610
IBERIABANK Corp.	5,852	454,993
Independent Bank Corp., Massachusetts	5,897	428,712
Independent Bank Group, Inc.	6,174	425,389
International Bancshares Corp.	13,042	537,983
Investors Bancorp, Inc.	34,641	494,327
Lakeland Bancorp, Inc.	14,272	298,285
Lakeland Financial Corp.	6,409	324,808
LegacyTexas Financial Group, Inc.	10,567	442,440
Live Oak Bancshares, Inc.	8,050	207,288
MainSource Financial Group, Inc.	7,764	307,066
MB Financial, Inc.	12,458	579,920
NBT Bancorp, Inc.	9,624	373,796
Old National Bancorp, Indiana	26,345	480,796
Opus Bank (b)	7,926	221,135
Pacific Premier Bancorp, Inc. (b)	9,689	383,684
PacWest Bancorp	15,757	750,979
People's Utah Bancorp	7,531	237,227
Peoples United Financial, Inc.	41,731	793,724
Pinnacle Financial Partners, Inc.	10,845	744,509
Popular, Inc.	14,388	508,760
Preferred Bank, Los Angeles	4,679	292,905
Renasant Corp.	10,546	453,900
Republic Bancorp, Inc., Kentucky Class A	6,515	277,278
S&T Bancorp, Inc.	8,578	358,217
Sandy Spring Bancorp, Inc. (a)	7,011	276,163
Seacoast Banking Corp., Florida (b)	12,469	324,568
ServisFirst Bancshares, Inc. (a)	10,865	456,221
Signature Bank (b)	6,921	950,115
Simmons First National Corp. Class A	6,930	401,247
South State Corp.	4,793	441,196
Southside Bancshares, Inc.	7,919	286,668
State Bank Financial Corp.	10,423	317,276
Stock Yards Bancorp, Inc.	7,250	288,550
SVB Financial Group (b)	6,751	1,536,798
Texas Capital Bancshares, Inc. (b)	7,417	670,126
TowneBank	13,160	440,860
Trico Bancshares	7,172	301,439
Trustmark Corp.	13,675	464,130
UMB Financial Corp.	7,708	579,333
Umpqua Holdings Corp.	23,971	529,999
Union Bankshares Corp.	10,642	401,097
United Bankshares, Inc., West Virginia (a)	14,721	552,774
United Community Bank, Inc.	15,477	444,809
Univest Corp. of Pennsylvania	8,577	241,014
Washington Trust Bancorp, Inc.	5,158	293,232
WesBanco, Inc.	9,540	401,348
Westamerica Bancorp. (a)	6,097	376,978
Wintrust Financial Corp.	6,198	519,702
Xenith Bankshares, Inc. (b)	8,083	284,117
Zions Bancorporation	25,927	1,284,683
		49,218,752
Capital Markets - 2.0%
BGC Partners, Inc. Class A	31,427	513,203
Brighthouse Financial, Inc.	14,662	861,979
Carlyle Group LP	12,377	248,778
CBOE Holdings, Inc.	10,327	1,274,662
CME Group, Inc.	48,073	7,188,836
Diamond Hill Investment Group, Inc.	1,185	250,106
E*TRADE Financial Corp. (b)	40,286	1,939,368
Financial Engines, Inc.	9,878	275,596
Interactive Brokers Group, Inc.	13,040	744,062
LPL Financial	11,851	614,356
MarketAxess Holdings, Inc.	4,971	970,687
Morningstar, Inc.	7,307	674,436
Northern Trust Corp.	33,659	3,291,177
SEI Investments Co.	20,289	1,427,534
T. Rowe Price Group, Inc.	35,352	3,638,428
TD Ameritrade Holding Corp.	76,391	3,908,927
The NASDAQ OMX Group, Inc.	22,020	1,743,103
WisdomTree Investments, Inc. (a)	23,159	266,329
		29,831,567
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,979	902,339
Encore Capital Group, Inc. (b)	6,189	283,456
Navient Corp.	47,619	600,476
PRA Group, Inc. (a)(b)	7,855	273,354
SLM Corp. (b)	69,477	803,849
World Acceptance Corp. (b)	1,470	121,981
		2,985,455
Diversified Financial Services - 0.1%
GTY Technology Holdings, Inc. Class A (b)	5,935	58,638
Quantenna Communications, Inc. (a)(b)	7,458	91,211
Silver Run Acquisition Corp. II Class A	11,048	110,038
Varex Imaging Corp.	6,735	249,666
		509,553
Insurance - 0.9%
American National Insurance Co.	4,989	625,371
Amerisafe, Inc.	4,002	262,731
AmTrust Financial Services, Inc. (a)	25,825	248,953
Arch Capital Group Ltd. (b)	17,330	1,640,978
Argo Group International Holdings, Ltd.	5,992	367,010
Cincinnati Financial Corp.	21,690	1,620,894
Enstar Group Ltd. (b)	2,073	459,480
Erie Indemnity Co. Class A	7,209	893,123
Infinity Property & Casualty Corp.	3,119	336,228
James River Group Holdings Ltd.	7,431	300,807
Kinsale Capital Group, Inc.	4,897	218,357
Maiden Holdings Ltd.	30,433	197,815
National General Holdings Corp.	21,231	448,611
National Western Life Group, Inc.	455	160,838
Navigators Group, Inc.	6,682	344,123
Safety Insurance Group, Inc.	4,347	357,975
Selective Insurance Group, Inc.	8,983	549,760
State Auto Financial Corp.	11,144	311,029
Trupanion, Inc. (a)(b)	9,642	287,139
United Fire Group, Inc.	6,922	332,671
United Insurance Holdings Corp.	12,587	210,077
Willis Group Holdings PLC	18,521	2,978,177
		13,152,147
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	44,739	890,306
American Capital Mortgage Investment Corp.	13,921	258,235
		1,148,541
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,930	297,033
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc.	19,416	329,101
BofI Holding, Inc. (a)(b)	10,722	296,356
Capitol Federal Financial, Inc.	29,742	418,173
HomeStreet, Inc. (b)	9,194	280,417
Kearny Financial Corp.	21,635	320,198
Lendingtree, Inc. (b)	1,746	527,205
Meridian Bancorp, Inc. Maryland	15,178	305,837
Meta Financial Group, Inc.	1,538	144,495
NMI Holdings, Inc. (b)	21,023	358,442
Northfield Bancorp, Inc.	15,625	277,188
Northwest Bancshares, Inc.	23,290	394,300
OceanFirst Financial Corp.	10,296	285,714
TFS Financial Corp.	48,540	739,264
Trustco Bank Corp., New York	31,240	292,094
United Financial Bancorp, Inc. New	15,458	288,137
Washington Federal, Inc.	10,410	362,268
WSFS Financial Corp.	7,325	370,645
		5,989,834

TOTAL FINANCIALS		103,132,882

HEALTH CARE - 11.9%
Biotechnology - 7.3%
Abeona Therapeutics, Inc. (a)(b)	8,697	150,458
AC Immune SA (a)(b)	17,571	206,459
ACADIA Pharmaceuticals, Inc. (b)	19,599	592,870
Acceleron Pharma, Inc. (b)	7,769	283,491
Achaogen, Inc. (a)(b)	7,490	89,580
Acorda Therapeutics, Inc. (a)(b)	9,504	192,931
Aduro Biotech, Inc. (b)	21,374	203,053
Advanced Accelerator Applications SA sponsored ADR (b)	6,973	567,254
Agios Pharmaceuticals, Inc. (a)(b)	7,989	491,723
Aimmune Therapeutics, Inc. (a)(b)	12,286	469,325
Akebia Therapeutics, Inc. (b)	12,654	196,896
Alder Biopharmaceuticals, Inc. (b)	12,208	134,288
Alexion Pharmaceuticals, Inc. (b)	31,629	3,473,180
Alkermes PLC (b)	22,738	1,188,970
Alnylam Pharmaceuticals, Inc. (b)	13,133	1,766,914
AMAG Pharmaceuticals, Inc. (a)(b)	7,875	109,856
Amarin Corp. PLC ADR (a)(b)	57,895	189,317
Amgen, Inc.	101,954	17,909,240
Amicus Therapeutics, Inc. (a)(b)	25,013	348,181
AnaptysBio, Inc.	6,021	506,065
Arena Pharmaceuticals, Inc. (b)	8,920	276,431
Array BioPharma, Inc. (b)	27,792	312,660
Ascendis Pharma A/S sponsored ADR (b)	6,228	231,059
Audentes Therapeutics, Inc. (b)	7,952	229,495
Axovant Sciences Ltd. (a)(b)	14,706	81,177
BeiGene Ltd. ADR (a)(b)	3,923	313,840
Biogen, Inc. (b)	29,903	9,633,850
BioMarin Pharmaceutical, Inc. (b)	25,447	2,183,353
Bioverativ, Inc.	15,616	781,112
bluebird bio, Inc. (a)(b)	6,067	1,048,378
Blueprint Medicines Corp. (b)	6,588	494,495
Calyxt, Inc. (a)	6,418	122,841
Celgene Corp. (b)	108,989	10,989,361
China Biologic Products Holdings, Inc.	4,615	385,768
Clovis Oncology, Inc. (b)	6,599	414,879
Coherus BioSciences, Inc. (a)(b)	10,130	90,664
CRISPR Therapeutics AG(b)	8,347	158,510
Cytokinetics, Inc. (b)	9,487	81,588
CytomX Therapeutics, Inc. (b)	12,054	249,518
DBV Technologies SA sponsored ADR (b)	5,608	128,087
Dyax Corp. rights 12/31/19 (b)(c)	12,922	43,547
Dynavax Technologies Corp. (b)	8,591	171,820
Eagle Pharmaceuticals, Inc. (a)(b)	2,589	152,906
Editas Medicine, Inc. (b)	8,990	259,541
Enanta Pharmaceuticals, Inc. (b)	4,490	222,973
Epizyme, Inc. (a)(b)	11,750	141,000
Esperion Therapeutics, Inc. (a)(b)	3,781	232,569
Exact Sciences Corp. (b)	14,294	850,207
Exelixis, Inc. (b)	43,107	1,167,338
FibroGen, Inc. (b)	13,007	617,833
Five Prime Therapeutics, Inc. (b)	8,044	211,959
Flexion Therapeutics, Inc. (a)(b)	8,633	223,681
Foundation Medicine, Inc. (b)	5,849	311,167
Genomic Health, Inc. (b)	8,987	272,216
Gilead Sciences, Inc.	182,362	13,637,030
Global Blood Therapeutics, Inc. (b)	7,294	287,748
Grifols SA ADR	23,631	537,605
Halozyme Therapeutics, Inc. (b)	23,036	430,082
Ignyta, Inc. (b)	12,786	209,690
ImmunoGen, Inc. (b)	19,434	123,406
Immunomedics, Inc. (a)(b)	17,310	187,987
Incyte Corp. (b)	29,665	2,936,538
Inovio Pharmaceuticals, Inc. (a)(b)	20,112	92,314
Insmed, Inc. (b)	12,608	393,244
Insys Therapeutics, Inc. (a)(b)	13,999	74,195
Intellia Therapeutics, Inc. (a)(b)	9,132	205,653
Intercept Pharmaceuticals, Inc. (a)(b)	4,281	262,896
Ionis Pharmaceuticals, Inc. (a)(b)	18,148	1,007,033
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	25,948	448,122
Jounce Therapeutics, Inc.	7,520	118,515
Juno Therapeutics, Inc. (b)	17,622	962,514
Keryx Biopharmaceuticals, Inc. (a)(b)	22,789	109,159
La Jolla Pharmaceutical Co. (b)	5,134	171,219
Lexicon Pharmaceuticals, Inc. (a)(b)	20,858	213,169
Ligand Pharmaceuticals, Inc.:
Class B (b)	2,681	353,490
General CVR (b)	1,530	18
Glucagon CVR (b)	1,530	145
rights (b)	1,530	11
TR Beta CVR (b)	1,530	17
Loxo Oncology, Inc. (b)	4,090	313,908
Macrogenics, Inc. (b)	13,180	254,638
MiMedx Group, Inc. (a)(b)	19,618	226,980
Momenta Pharmaceuticals, Inc. (b)	13,708	189,170
Myriad Genetics, Inc. (b)	10,831	375,078
Natera, Inc. (b)	14,945	145,415
Neurocrine Biosciences, Inc. (b)	13,858	996,252
Novelion Therapeutics, Inc. (b)	25	95
Novelion Therapeutics, Inc.:
warrants (c)	5,463	0
warrants (c)	5,463	0
Opko Health, Inc. (a)(b)	91,149	478,532
Portola Pharmaceuticals, Inc. (b)	8,847	448,985
Prothena Corp. PLC (a)(b)	7,199	334,682
PTC Therapeutics, Inc. (a)(b)	6,855	109,337
Puma Biotechnology, Inc. (b)	4,764	504,508
Radius Health, Inc. (a)(b)	7,831	221,696
Regeneron Pharmaceuticals, Inc. (b)	14,915	5,397,142
REGENXBIO, Inc. (b)	7,463	209,710
Repligen Corp. (b)	5,889	208,765
Retrophin, Inc. (b)	11,272	254,071
Sage Therapeutics, Inc. (b)	5,872	542,632
Sangamo Therapeutics, Inc. (b)	15,490	250,938
Sarepta Therapeutics, Inc. (b)	9,349	520,459
Seattle Genetics, Inc. (b)	20,906	1,273,803
Shire PLC sponsored ADR	10,440	1,552,950
Spark Therapeutics, Inc. (a)(b)	5,795	424,368
Spectrum Pharmaceuticals, Inc. (b)	17,664	346,214
Synergy Pharmaceuticals, Inc. (a)(b)	44,795	93,174
TESARO, Inc. (a)(b)	7,786	658,696
TG Therapeutics, Inc. (a)(b)	10,394	89,388
Tobira Therapeutics, Inc. rights (a)(c)	1,750	12,338
Ultragenyx Pharmaceutical, Inc. (b)	7,442	375,747
United Therapeutics Corp. (b)	6,212	807,498
Versartis, Inc. (b)	8,299	16,183
Vertex Pharmaceuticals, Inc. (b)	35,635	5,141,774
Xencor, Inc. (b)	11,348	246,365
ZIOPHARM Oncology, Inc. (a)(b)	31,230	142,721
		108,081,886
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	4,804	234,147
Abiomed, Inc. (b)	5,961	1,161,441
Align Technology, Inc. (b)	11,393	2,972,206
Analogic Corp.	3,578	296,258
Anika Therapeutics, Inc. (b)	4,058	223,677
Atrion Corp.	325	219,245
AxoGen, Inc. (b)	12,125	323,738
Cardiovascular Systems, Inc. (b)	5,786	144,997
CONMED Corp.	5,873	314,206
Dentsply Sirona, Inc.	33,270	2,229,423
DexCom, Inc. (a)(b)	12,483	729,382
Heska Corp. (b)	1,294	111,064
Hologic, Inc. (b)	40,277	1,680,356
ICU Medical, Inc. (b)	2,557	545,664
IDEXX Laboratories, Inc. (b)	12,644	1,977,648
Inogen, Inc. (b)	3,170	408,106
Insulet Corp. (b)	9,553	685,237
Integra LifeSciences Holdings Corp. (b)	10,332	502,342
Intuitive Surgical, Inc. (b)	15,273	6,105,840
iRhythm Technologies, Inc. (b)	4,180	231,990
K2M Group Holdings, Inc. (b)	9,630	189,326
Lantheus Holdings, Inc. (b)	7,356	164,774
LeMaitre Vascular, Inc.	5,229	172,191
LivaNova PLC (b)	6,593	574,778
Masimo Corp. (b)	6,385	567,243
Mazor Robotics Ltd. sponsored ADR (b)	4,080	237,252
Meridian Bioscience, Inc. (a)	15,707	236,390
Merit Medical Systems, Inc. (b)	6,995	303,933
Natus Medical, Inc. (b)	6,598	264,250
Neogen Corp. (b)	7,374	618,679
Novocure Ltd. (a)(b)	15,554	299,415
NuVasive, Inc. (b)	6,838	394,484
NxStage Medical, Inc. (b)	11,101	285,185
OraSure Technologies, Inc. (b)	9,880	163,514
Orthofix International NV (b)	4,752	257,653
Quidel Corp. (b)	8,316	315,925
Synergetics U.S.A., Inc. (b)(c)	3,200	0
Tactile Systems Technology, Inc. (b)	4,553	135,816
Wright Medical Group NV (a)(b)	15,521	377,316
		26,655,091
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. (a)(b)	13,698	436,007
Almost Family, Inc. (b)	2,773	164,716
Amedisys, Inc. (b)	6,145	331,830
BioTelemetry, Inc. (b)	4,296	124,584
Corvel Corp. (b)	5,388	297,687
Express Scripts Holding Co. (b)	79,581	5,187,090
G1 Therapeutics, Inc.	7,472	153,550
HealthEquity, Inc. (b)	9,004	467,037
Henry Schein, Inc. (b)	23,756	1,697,366
iKang Healthcare Group, Inc. sponsored ADR (b)	13,973	204,565
LHC Group, Inc. (b)	3,376	222,040
LifePoint Hospitals, Inc. (b)	7,765	371,167
Magellan Health Services, Inc. (b)	4,170	352,365
National Research Corp. Class A	6,421	217,993
National Vision Holdings, Inc.	9,572	311,951
Patterson Companies, Inc.	11,306	413,234
Premier, Inc. (b)	7,459	216,460
Surgery Partners, Inc. (a)(b)	9,610	90,334
The Ensign Group, Inc.	10,693	259,519
Tivity Health, Inc. (b)	5,125	188,600
		11,708,095
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (b)	30,134	430,916
athenahealth, Inc. (b)	5,603	744,583
Cerner Corp. (b)	44,507	3,146,200
HMS Holdings Corp. (b)	17,718	292,879
Inovalon Holdings, Inc. Class A (b)	14,940	237,546
Medidata Solutions, Inc. (b)	8,526	568,173
NantHealth, Inc. (a)(b)	30,943	99,946
Omnicell, Inc. (b)	7,495	392,738
Quality Systems, Inc. (b)	14,555	210,029
		6,123,010
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	8,759	258,828
Bio-Techne Corp.	4,211	567,432
Bruker Corp.	21,738	764,743
ICON PLC (b)	7,250	846,873
Illumina, Inc. (b)	20,726	4,767,602
INC Research Holdings, Inc. Class A (b)	14,265	546,350
Luminex Corp.	9,422	201,254
Medpace Holdings, Inc. (b)	6,495	216,348
NeoGenomics, Inc. (a)(b)	19,613	181,224
Pacific Biosciences of California, Inc. (a)(b)	30,233	96,443
PRA Health Sciences, Inc. (b)	7,456	614,151
QIAGEN NV (b)	28,723	916,264
		9,977,512
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (b)	8,231	195,157
Aerie Pharmaceuticals, Inc. (b)	5,554	356,845
Akcea Therapeutics, Inc. (a)	12,355	235,857
Akorn, Inc. (b)	15,357	499,870
Amphastar Pharmaceuticals, Inc. (b)	10,208	199,975
ANI Pharmaceuticals, Inc. rights (b)(c)	739	0
AstraZeneca PLC rights (b)(c)	1,845	0
Athenex, Inc. (a)	12,232	209,290
Avexis, Inc. (b)	4,470	423,801
BeyondSpring, Inc. (a)	4,430	144,019
Corcept Therapeutics, Inc. (b)	19,851	356,127
Dermira, Inc. (b)	7,940	203,264
Dova Pharmaceuticals, Inc. (a)	7,069	211,151
Endo International PLC (b)	35,682	261,906
GW Pharmaceuticals PLC ADR (b)	4,395	547,134
Horizon Pharma PLC (b)	28,095	404,006
Impax Laboratories, Inc. (b)	12,942	215,484
Innoviva, Inc. (a)(b)	22,836	299,608
Intersect ENT, Inc. (b)	5,164	157,760
Intra-Cellular Therapies, Inc. (b)	9,807	152,009
Jazz Pharmaceuticals PLC (b)	8,683	1,213,362
Kala Pharmaceuticals, Inc. (a)	4,768	91,307
Mylan N.V. (b)	78,836	2,879,879
MyoKardia, Inc. (b)	6,286	231,011
Nektar Therapeutics (b)	24,822	1,340,140
Omeros Corp. (a)(b)	7,196	149,317
Pacira Pharmaceuticals, Inc. (b)	7,145	330,099
Paratek Pharmaceuticals, Inc. (a)(b)	6,885	129,782
Reata Pharmaceuticals, Inc. (b)	5,382	136,703
Revance Therapeutics, Inc. (a)(b)	7,285	202,159
Supernus Pharmaceuticals, Inc. (b)	8,257	312,115
The Medicines Company (a)(b)	11,814	342,606
TherapeuticsMD, Inc. (a)(b)	26,980	169,974
Theravance Biopharma, Inc. (a)(b)	9,864	280,631
WAVE Life Sciences (a)(b)	7,982	296,930
		13,179,278

TOTAL HEALTH CARE		175,724,872

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (b)	4,574	208,483
Axon Enterprise, Inc. (a)(b)	10,124	251,885
Elbit Systems Ltd. (a)	6,766	943,857
KLX, Inc. (b)	9,027	506,505
Kratos Defense & Security Solutions, Inc. (b)	17,204	179,438
Mercury Systems, Inc. (b)	8,399	438,344
		2,528,512
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	9,233	223,900
Atlas Air Worldwide Holdings, Inc. (b)	4,734	273,389
C.H. Robinson Worldwide, Inc. (a)	18,340	1,589,161
Expeditors International of Washington, Inc.	23,469	1,520,322
Forward Air Corp.	6,400	364,160
Hub Group, Inc. Class A (b)	6,107	291,915
		4,262,847
Airlines - 0.5%
Allegiant Travel Co.	2,745	417,240
American Airlines Group, Inc.	68,613	3,464,270
Hawaiian Holdings, Inc.	7,822	337,519
JetBlue Airways Corp. (b)	42,029	902,363
Ryanair Holdings PLC sponsored ADR (b)	14,241	1,736,548
SkyWest, Inc.	8,941	465,379
Spirit Airlines, Inc. (b)	9,081	387,123
		7,710,442
Building Products - 0.2%
AAON, Inc.	10,986	400,440
American Woodmark Corp. (b)	2,483	247,307
Apogee Enterprises, Inc.	4,083	204,272
Builders FirstSource, Inc. (b)	16,810	342,924
Caesarstone Sdot-Yam Ltd. (b)	7,203	179,355
Gibraltar Industries, Inc. (b)	5,868	193,057
Patrick Industries, Inc. (b)	3,332	337,198
Universal Forest Products, Inc.	9,590	375,544
		2,280,097
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (b)	12,636	269,400
Cintas Corp.	15,329	2,413,398
Copart, Inc. (b)	28,808	1,243,353
Healthcare Services Group, Inc.	11,175	580,318
Herman Miller, Inc.	10,778	385,314
Interface, Inc.	15,590	388,971
Kimball International, Inc. Class B	13,300	246,582
Matthews International Corp. Class A	6,630	375,590
McGrath RentCorp.	6,817	325,853
Mobile Mini, Inc.	10,697	384,022
Multi-Color Corp.	3,168	242,352
SP Plus Corp. (b)	6,259	245,353
Stericycle, Inc. (b)	11,528	764,422
Tetra Tech, Inc.	9,362	468,100
U.S. Ecology, Inc.	5,395	277,573
		8,610,601
Construction & Engineering - 0.0%
Aegion Corp. (b)	11,164	308,461
Primoris Services Corp.	12,221	342,066
		650,527
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	46,173	220,459
Encore Wire Corp.	5,582	260,121
Sunrun, Inc. (a)(b)	23,636	132,362
TPI Composites, Inc. (b)	8,566	162,240
		775,182
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	25,371	1,350,498
Raven Industries, Inc.	7,293	278,593
		1,629,091
Machinery - 0.7%
Altra Industrial Motion Corp.	6,612	321,343
American Railcar Industries, Inc. (a)	6,609	267,797
Astec Industries, Inc.	5,555	307,580
Chart Industries, Inc. (b)	8,088	393,724
Columbus McKinnon Corp. (NY Shares)	6,713	268,117
Franklin Electric Co., Inc.	9,529	441,193
Kornit Digital Ltd. (a)(b)	6,648	118,334
Lincoln Electric Holdings, Inc.	7,958	725,292
Middleby Corp. (b)	7,201	918,272
NN, Inc.	5,712	159,650
Nordson Corp.	7,237	928,941
Omega Flex, Inc.	3,302	213,243
PACCAR, Inc.	49,998	3,516,359
RBC Bearings, Inc. (b)	3,403	454,130
Sun Hydraulics Corp.	6,348	385,070
TriMas Corp. (b)	10,402	269,412
Woodward, Inc.	7,292	564,036
		10,252,493
Marine - 0.0%
Golden Ocean Group Ltd. (b)	29,090	235,922
Star Bulk Carriers Corp. (a)(b)	13,868	139,651
		375,573
Professional Services - 0.4%
51job, Inc. sponsored ADR (b)	4,789	275,368
Exponent, Inc.	4,232	319,516
Forrester Research, Inc.	5,957	276,703
Huron Consulting Group, Inc. (b)	7,414	303,233
ICF International, Inc. (b)	4,405	238,090
IHS Markit Ltd. (b)	54,284	2,422,152
Kelly Services, Inc. Class A (non-vtg.)	11,235	327,500
Verisk Analytics, Inc. (b)	23,140	2,231,159
		6,393,721
Road & Rail - 0.9%
AMERCO	2,768	1,026,015
ArcBest Corp.	7,702	291,521
Avis Budget Group, Inc. (a)(b)	13,231	504,101
CSX Corp.	127,908	7,130,871
Heartland Express, Inc.	7,438	169,884
J.B. Hunt Transport Services, Inc.	14,566	1,618,865
Landstar System, Inc.	4,553	469,870
Marten Transport Ltd.	14,083	283,772
Old Dominion Freight Lines, Inc.	10,442	1,349,524
Saia, Inc. (b)	4,440	292,152
Universal Logistics Holdings, Inc.	11,756	274,503
Werner Enterprises, Inc.	12,299	469,822
		13,880,900
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	7,527	482,330
BMC Stock Holdings, Inc. (b)	9,064	209,378
Fastenal Co. (a)	40,498	2,121,690
H&E Equipment Services, Inc.	8,948	332,776
HD Supply Holdings, Inc. (b)	26,401	976,309
Rush Enterprises, Inc. Class A (b)	7,692	374,677
		4,497,160
Transportation Infrastructure - 0.0%
Yangtze River Development Ltd. (b)	26,684	413,335

TOTAL INDUSTRIALS		64,260,481

INFORMATION TECHNOLOGY - 49.8%
Communications Equipment - 2.4%
ADTRAN, Inc.	12,727	293,994
Applied Optoelectronics, Inc. (a)(b)	2,880	125,741
Arris International PLC (b)	26,528	795,044
Cisco Systems, Inc.	699,112	26,076,878
CommScope Holding Co., Inc. (b)	26,745	962,553
EchoStar Holding Corp. Class A (b)	6,951	416,017
Extreme Networks, Inc. (b)	17,308	222,408
F5 Networks, Inc. (b)	8,491	1,139,492
Finisar Corp. (b)	16,813	336,428
Infinera Corp. (b)	26,327	190,607
InterDigital, Inc.	5,134	390,697
Ituran Location & Control Ltd.	7,435	264,686
Lumentum Holdings, Inc. (a)(b)	9,034	488,288
Mitel Networks Corp. (b)	33,989	265,794
NETGEAR, Inc. (b)	6,320	325,480
NetScout Systems, Inc. (b)	14,241	442,183
Oclaro, Inc. (a)(b)	25,167	179,189
Radware Ltd. (b)	14,500	293,480
Sierra Wireless, Inc. (b)	5,724	129,285
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	65,113	406,956
Ubiquiti Networks, Inc. (a)(b)	11,629	777,166
ViaSat, Inc. (a)(b)	8,688	644,997
Viavi Solutions, Inc. (b)	36,047	337,760
		35,505,123
Electronic Equipment & Components - 1.3%
Cardtronics PLC (b)	7,353	137,722
CDW Corp.	20,404	1,428,484
Cognex Corp.	11,682	1,618,775
Coherent, Inc. (b)	3,454	1,008,430
Control4 Corp. (b)	6,612	219,783
ePlus, Inc. (b)	3,224	261,789
Flextronics International Ltd. (b)	74,123	1,339,403
FLIR Systems, Inc.	16,581	772,343
Hollysys Automation Technologies Ltd.	15,341	380,764
II-VI, Inc. (b)	10,449	495,283
Insight Enterprises, Inc. (b)	6,194	241,566
IPG Photonics Corp. (b)	7,434	1,702,237
Itron, Inc. (b)	6,739	434,329
Littelfuse, Inc.	3,484	706,904
MTS Systems Corp. (a)	5,228	292,245
National Instruments Corp.	16,866	741,261
Novanta, Inc. (b)	5,799	278,932
Orbotech Ltd. (b)	8,843	447,986
OSI Systems, Inc. (b)	3,648	316,136
PC Connection, Inc.	9,145	250,664
Plexus Corp. (b)	7,453	465,887
Sanmina Corp. (b)	14,261	484,874
ScanSource, Inc. (b)	6,940	249,840
Tech Data Corp. (b)	5,922	572,657
Trimble, Inc. (b)	37,366	1,568,998
TTM Technologies, Inc. (b)	17,582	287,114
Universal Display Corp.	6,733	1,218,673
Zebra Technologies Corp. Class A (b)	7,364	812,396
		18,735,475
Internet Software & Services - 13.0%
2U, Inc. (a)(b)	8,896	570,234
Akamai Technologies, Inc. (b)	24,490	1,366,052
Alarm.com Holdings, Inc. (b)	7,212	295,620
Alphabet, Inc.:
Class A (b)	41,780	43,291,183
Class C (b)	48,719	49,762,074
ANGI Homeservices, Inc. Class A (a)(b)	12,582	145,700
Baidu.com, Inc. sponsored ADR (b)	39,141	9,338,260
Baozun, Inc. sponsored ADR (a)(b)	5,807	164,628
Benefitfocus, Inc. (b)	6,137	166,313
BlackLine, Inc. (a)(b)	8,509	312,025
Blucora, Inc. (b)	9,501	195,246
Carbonite, Inc. (b)	6,038	145,214
CarGurus, Inc. Class A (a)	10,360	305,413
Cimpress NV (a)(b)	4,825	587,685
CommerceHub, Inc. Series C (b)	10,535	226,081
Cornerstone OnDemand, Inc. (b)	11,551	427,040
CoStar Group, Inc. (b)	4,228	1,289,413
Coupa Software, Inc. (b)	8,304	294,211
Criteo SA sponsored ADR (a)(b)	9,847	328,397
eBay, Inc. (b)	151,684	5,258,884
Endurance International Group Holdings, Inc. (b)	27,168	254,021
Etsy, Inc. (b)	18,420	303,193
Facebook, Inc. Class A (b)	331,487	58,732,867
Five9, Inc. (b)	9,907	242,821
Gogo, Inc. (a)(b)	17,210	189,482
Hortonworks, Inc. (b)	13,726	260,931
IAC/InterActiveCorp (b)	9,667	1,230,319
j2 Global, Inc.	6,573	495,999
LivePerson, Inc. (b)	14,015	155,567
LogMeIn, Inc.	7,818	930,342
Match Group, Inc. (a)(b)	9,062	266,423
MercadoLibre, Inc.	6,318	1,738,335
Mimecast Ltd. (b)	9,129	277,522
MINDBODY, Inc. (a)(b)	7,232	235,763
Momo, Inc. ADR (b)	19,221	461,304
NetEase, Inc. ADR	10,845	3,564,860
NIC, Inc.	15,491	257,151
Nutanix, Inc. Class A (a)(b)	8,907	292,150
SINA Corp. (b)	10,270	1,004,098
Sohu.com, Inc. (b)	7,167	346,811
SPS Commerce, Inc. (b)	3,533	178,275
Stamps.com, Inc. (b)	2,530	426,052
The Trade Desk, Inc. (a)(b)	3,444	169,238
TrueCar, Inc. (a)(b)	13,500	164,565
Tucows, Inc. (a)(b)	2,059	130,541
VeriSign, Inc. (a)(b)	13,080	1,505,508
Web.com Group, Inc. (b)	10,951	251,873
Weibo Corp. sponsored ADR (a)(b)	8,021	870,760
Wix.com Ltd. (b)	6,669	366,128
Yandex NV Series A (b)	41,171	1,363,172
YY, Inc. ADR (b)	4,525	466,935
Zillow Group, Inc.:
Class A (b)	5,090	208,995
Class C (a)(b)	20,612	845,916
		192,657,590
IT Services - 2.7%
Acxiom Corp. (b)	14,496	395,016
Amdocs Ltd.	18,900	1,233,981
Automatic Data Processing, Inc.	61,500	7,039,290
Blackhawk Network Holdings, Inc. (b)	8,900	327,075
Cass Information Systems, Inc.	3,862	263,041
Cognizant Technology Solutions Corp. Class A	80,741	5,835,959
CSG Systems International, Inc.	8,427	386,715
Euronet Worldwide, Inc. (b)	6,418	586,284
ExlService Holdings, Inc. (b)	6,453	396,085
Fiserv, Inc. (b)	28,714	3,774,455
Jack Henry & Associates, Inc.	9,853	1,136,248
ManTech International Corp. Class A	5,300	270,194
MoneyGram International, Inc. (b)	6,427	91,520
Paychex, Inc.	50,600	3,405,886
PayPal Holdings, Inc. (b)	170,247	12,892,805
Presidio, Inc.	16,593	256,196
QIWI PLC Class B sponsored ADR (a)	7,486	110,269
Sabre Corp.	38,426	765,062
Sykes Enterprises, Inc. (b)	11,342	360,902
Syntel, Inc. (b)	16,973	434,679
Teletech Holdings, Inc.	8,117	328,739
Virtusa Corp. (b)	5,768	267,347
		40,557,748
Semiconductors & Semiconductor Equipment - 10.4%
Acacia Communications, Inc. (a)(b)	6,409	247,900
Advanced Energy Industries, Inc. (b)	5,768	432,427
Advanced Micro Devices, Inc. (a)(b)	135,325	1,473,689
Ambarella, Inc. (a)(b)	5,221	283,344
Amkor Technology, Inc. (b)	42,059	444,564
Analog Devices, Inc.	51,890	4,468,248
Applied Materials, Inc.	147,964	7,808,060
ASML Holding NV	11,034	1,936,688
Axcelis Technologies, Inc. (b)	5,530	176,960
Broadcom Ltd.	56,917	15,819,511
Brooks Automation, Inc.	11,239	279,739
Cabot Microelectronics Corp.	4,845	466,670
Canadian Solar, Inc. (a)(b)	11,318	203,384
Cavium, Inc. (b)	10,027	857,108
Ceva, Inc. (b)	4,463	211,993
Cirrus Logic, Inc. (b)	9,164	506,219
Cree, Inc. (b)	15,417	547,920
Cypress Semiconductor Corp. (a)	49,565	793,536
Diodes, Inc. (b)	11,914	349,080
Entegris, Inc.	20,501	621,180
Experi Corp.	9,106	175,746
First Solar, Inc. (b)	15,454	959,693
FormFactor, Inc. (b)	14,129	231,716
Himax Technologies, Inc. sponsored ADR (a)	19,556	268,504
Impinj, Inc. (a)(b)	3,559	90,648
Integrated Device Technology, Inc. (b)	21,636	651,027
Intel Corp.	657,507	29,482,614
KLA-Tencor Corp.	21,683	2,216,870
Kulicke & Soffa Industries, Inc. (b)	12,296	305,310
Lam Research Corp.	22,258	4,280,881
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	9,571	311,919
Marvell Technology Group Ltd.	65,734	1,468,498
Maxim Integrated Products, Inc.	42,209	2,208,797
Mellanox Technologies Ltd. (a)(b)	8,752	517,243
Microchip Technology, Inc.	33,502	2,914,339
Micron Technology, Inc. (b)	156,836	6,648,278
Microsemi Corp. (b)	16,412	867,374
MKS Instruments, Inc.	7,179	676,980
Monolithic Power Systems, Inc.	6,453	763,713
Nova Measuring Instruments Ltd. (b)	5,625	156,431
NVIDIA Corp.	83,651	16,789,592
NXP Semiconductors NV (b)	48,387	5,486,602
ON Semiconductor Corp. (b)	59,112	1,186,969
Power Integrations, Inc.	4,827	378,920
Qorvo, Inc. (b)	17,996	1,378,134
Qualcomm, Inc.	208,984	13,863,999
Rambus, Inc. (b)	26,202	387,790
Semtech Corp. (b)	12,848	437,474
Silicon Laboratories, Inc. (b)	6,839	623,033
Silicon Motion Technology Corp. sponsored ADR (a)	5,792	299,794
Skyworks Solutions, Inc.	25,617	2,683,125
SolarEdge Technologies, Inc. (b)	8,403	305,869
SunPower Corp. (a)(b)	26,059	215,247
Synaptics, Inc. (b)	5,696	214,967
Texas Instruments, Inc.	139,130	13,535,958
Tower Semiconductor Ltd. (b)	14,434	508,221
Ultra Clean Holdings, Inc. (b)	5,535	116,124
Veeco Instruments, Inc. (b)	7,852	126,810
Xilinx, Inc.	35,555	2,471,428
		154,134,857
Software - 11.0%
8x8, Inc. (b)	18,254	257,381
ACI Worldwide, Inc. (b)	19,416	444,238
Activision Blizzard, Inc.	106,753	6,661,387
Adobe Systems, Inc. (b)	69,004	12,522,156
ANSYS, Inc. (b)	11,102	1,645,205
Aspen Technology, Inc. (b)	9,693	648,656
Atlassian Corp. PLC (b)	9,938	464,005
Autodesk, Inc. (b)	31,399	3,444,470
Blackbaud, Inc.	6,236	613,934
Bottomline Technologies, Inc. (b)	10,254	341,766
BroadSoft, Inc. (b)	5,258	289,190
CA Technologies, Inc.	60,558	2,002,653
Cadence Design Systems, Inc. (b)	37,641	1,652,816
Callidus Software, Inc. (b)	12,447	364,386
CDK Global, Inc.	18,674	1,290,187
Changyou.com Ltd. (A Shares) ADR (b)	3,112	113,526
Check Point Software Technologies Ltd. (b)	22,910	2,389,284
Citrix Systems, Inc. (b)	21,644	1,896,664
CommVault Systems, Inc. (b)	7,507	404,627
CyberArk Software Ltd. (b)	5,288	248,853
Descartes Systems Group, Inc. (b)	15,879	440,745
Ebix, Inc. (a)	5,052	390,520
Electronic Arts, Inc. (b)	43,949	4,673,976
Everbridge, Inc. (b)	6,211	164,592
FireEye, Inc. (a)(b)	27,149	383,887
Fortinet, Inc. (b)	24,235	1,019,324
Imperva, Inc. (b)	5,564	229,515
Intuit, Inc.	35,070	5,513,705
Magic Software Enterprises Ltd.	6,398	52,464
Manhattan Associates, Inc. (b)	10,577	469,090
Microsoft Corp.	1,077,773	90,716,153
MicroStrategy, Inc. Class A (b)	1,675	229,073
Monotype Imaging Holdings, Inc.	13,010	327,852
NICE Systems Ltd. sponsored ADR	5,641	493,644
Nuance Communications, Inc. (b)	40,101	623,170
Open Text Corp.	33,955	1,107,489
Parametric Technology Corp. (b)	15,163	965,580
Paylocity Holding Corp. (b)	8,775	404,879
Pegasystems, Inc.	10,712	540,420
Progress Software Corp.	8,905	368,133
Proofpoint, Inc. (a)(b)	6,699	603,245
Qualys, Inc. (b)	6,739	396,927
Rapid7, Inc. (b)	14,188	268,295
RealPage, Inc. (b)	12,801	580,525
Sapiens International Corp. NV (a)	18,253	218,306
Splunk, Inc. (b)	18,788	1,504,731
SS&C Technologies Holdings, Inc.	26,085	1,077,050
Symantec Corp.	86,212	2,497,562
Synchronoss Technologies, Inc. (b)	14,787	148,461
Synopsys, Inc. (b)	19,803	1,789,795
Take-Two Interactive Software, Inc. (b)	15,493	1,728,244
Talend SA ADR (b)	5,892	235,503
TiVo Corp.	20,343	362,105
Ultimate Software Group, Inc. (b)	3,961	835,890
Varonis Systems, Inc. (b)	4,851	244,005
Verint Systems, Inc. (b)	9,952	435,400
Workday, Inc. Class A (b)	18,092	1,863,476
Zynga, Inc. (b)	121,562	498,404
		162,097,519
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	723,002	124,247,859
Cray, Inc. (b)	12,072	274,638
Electronics for Imaging, Inc. (b)	6,883	211,721
Logitech International SA (a)	22,599	783,281
NetApp, Inc.	39,871	2,253,110
Seagate Technology LLC (a)	41,669	1,606,757
Stratasys Ltd. (a)(b)	9,007	196,172
Super Micro Computer, Inc. (b)	9,894	218,163
Western Digital Corp.	41,628	3,282,784
		133,074,485

TOTAL INFORMATION TECHNOLOGY		736,762,797

MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc.	6,812	258,515
Balchem Corp.	5,083	443,593
Innophos Holdings, Inc.	5,302	245,642
Innospec, Inc.	5,081	362,783
Methanex Corp.	13,148	700,738
		2,011,271
Construction Materials - 0.0%
U.S. Concrete, Inc. (b)	2,451	198,163
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,972	374,631
Metals & Mining - 0.3%
Century Aluminum Co. (b)	13,611	180,346
Ferroglobe PLC	28,773	469,575
Ferroglobe Representation & Warranty Insurance (c)	7,187	0
Kaiser Aluminum Corp.	3,722	360,513
Pan American Silver Corp. (a)	24,715	374,185
Randgold Resources Ltd. sponsored ADR	5,550	509,268
Royal Gold, Inc.	9,705	802,798
Schnitzer Steel Industries, Inc. Class A	9,037	263,880
Ssr Mining, Inc. (b)	24,663	205,196
Steel Dynamics, Inc.	33,943	1,306,806
		4,472,567
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	21,940	310,451

TOTAL MATERIALS		7,367,083

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust (REIT), Inc.	18,091	329,618
CIM Commercial Trust Corp.	15,416	274,405
CyrusOne, Inc.	11,304	686,831
Equinix, Inc.	11,082	5,147,478
Gaming & Leisure Properties	26,123	948,787
Government Properties Income Trust	21,341	398,010
Hospitality Properties Trust (SBI)	24,968	748,790
Lamar Advertising Co. Class A	11,556	869,358
Potlatch Corp.	8,119	418,940
Retail Opportunity Investments Corp.	22,081	432,125
Sabra Health Care REIT, Inc.	24,784	476,844
SBA Communications Corp. Class A (b)	17,244	2,927,169
Select Income REIT	18,083	453,702
Senior Housing Properties Trust (SBI)	34,465	660,005
Uniti Group, Inc. (a)	28,114	452,635
		15,224,697
Real Estate Management & Development - 0.1%
Colliers International Group, Inc.	6,188	378,048
Cresud S.A.C.I.F. y A. sponsored ADR	12,628	275,417
FirstService Corp.	6,979	475,328
Redfin Corp. (a)	10,589	241,217
		1,370,010

TOTAL REAL ESTATE		16,594,707

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,386	202,347
B Communications Ltd. (b)	8,045	124,295
Cogent Communications Group, Inc.	7,995	374,566
Consolidated Communications Holdings, Inc.	11,119	157,223
Frontier Communications Corp. (a)	13,221	112,379
General Communications, Inc. Class A (b)	4,954	197,714
Iridium Communications, Inc. (a)(b)	17,040	210,444
Windstream Holdings, Inc. (a)	44,985	118,311
		1,497,279
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (b)	8,960	221,312
Shenandoah Telecommunications Co.	9,441	362,062
T-Mobile U.S., Inc. (b)	116,460	7,112,212
VimpelCom Ltd. sponsored ADR	192,214	776,545
Vodafone Group PLC sponsored ADR	67,178	2,067,739
		10,539,870

TOTAL TELECOMMUNICATION SERVICES		12,037,149

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	5,182	342,012
Otter Tail Corp.	6,231	300,957
		642,969
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	15,597	350,465
Pattern Energy Group, Inc.	14,131	318,513
		668,978
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,150	262,737
Middlesex Water Co.	5,923	273,169
		535,906

TOTAL UTILITIES		1,847,853

TOTAL COMMON STOCKS
(Cost $991,611,284)		1,442,554,086
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.31% 12/14/17 to 5/10/18 (d)
(Cost $1,198,458)	1,200,000	1,198,469
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.13% (e)	33,662,685	$33,669,418
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	60,998,505	61,004,605
TOTAL MONEY MARKET FUNDS
(Cost $94,671,342)		94,674,023
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $1,087,481,084)		1,538,426,578
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(58,981,660)
NET ASSETS - 100%		$1,479,444,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	291	Dec. 2017	$37,067,580	$1,667,411	$1,667,411

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,198,469.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,668
Fidelity Securities Lending Cash Central Fund	901,971
Total	$1,037,639

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$255,464,494	$255,463,504	$--	$990
Consumer Staples	61,195,094	61,195,094	--	--
Energy	8,166,674	8,165,632	--	1,042
Financials	103,132,882	103,132,882	--	--
Health Care	175,724,872	175,668,987	--	55,885
Industrials	64,260,481	64,260,481	--	--
Information Technology	736,762,797	736,762,797	--	--
Materials	7,367,083	7,367,083	--	--
Real Estate	16,594,707	16,594,707	--	--
Telecommunication Services	12,037,149	12,037,149	--	--
Utilities	1,847,853	1,847,853	--	--
U.S. Government and Government Agency Obligations	1,198,469	--	1,198,469	--
Money Market Funds	94,674,023	94,674,023	--	--
Total Investments in Securities:	$1,538,426,578	$1,537,170,192	$1,198,469	$57,917
Derivative Instruments:
Assets
Futures Contracts	$1,667,411	$1,667,411	$--	$--
Total Assets	$1,667,411	$1,667,411	$--	$--
Total Derivative Instruments:	$1,667,411	$1,667,411	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,667,411	$0
Total Equity Risk	1,667,411	0
Total Value of Derivatives	$1,667,411	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017
Assets
Investment in securities, at value (including securities loaned of $59,360,911) — See accompanying schedule: Unaffiliated issuers (cost $992,809,742)	$1,443,752,555
Fidelity Central Funds (cost $94,671,342)	94,674,023
Total Investment in Securities (cost $1,087,481,084)		$1,538,426,578
Segregated cash with brokers for derivative instruments		123,104
Receivable for investments sold		222,759
Dividends receivable		1,713,570
Distributions receivable from Fidelity Central Funds		96,687
Receivable for daily variation margin on futures contracts		369,615
Prepaid expenses		6,664
Receivable from investment adviser for expense reductions		84,027
Other receivables		17,352
Total assets		1,541,060,356
Liabilities
Payable to custodian bank	$15,148
Accrued management fee	288,600
Payable for daily variation margin on futures contracts	607
Other affiliated payables	35,475
Other payables and accrued expenses	274,520
Collateral on securities loaned	61,001,088
Total liabilities		61,615,438
Net Assets		$1,479,444,918
Net Assets consist of:
Paid in capital		$1,029,930,786
Undistributed net investment income		3,103,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,202,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		452,612,851
Net Assets, for 5,470,000 shares outstanding		$1,479,444,918
Net Asset Value, offering price and redemption price per share ($1,479,444,918 ÷ 5,470,000 shares)		$270.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2017
Investment Income
Dividends		$12,627,205
Interest		8,071
Income from Fidelity Central Funds (including $901,971 from security lending)		1,037,639
Total income		13,672,915
Expenses
Management fee	$2,725,922
Transfer agent and custody fees	97,343
Accounting and security lending fees	332,959
Independent trustees' fees and expenses	21,851
Audit	84,490
Legal	42,094
Proxy	220,541
Miscellaneous	14,284
Total expenses before reductions	3,539,484
Expense reductions	(1,150,522)	2,388,962
Net investment income (loss)		11,283,953
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,165,636)
Fidelity Central Funds	745
Foreign currency transactions	(261)
Futures contracts	716,783
Total net realized gain (loss)		(4,448,369)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	283,379,930
Fidelity Central Funds	(7,148)
Assets and liabilities in foreign currencies	91
Futures contracts	1,667,411
Total change in net unrealized appreciation (depreciation)		285,040,284
Net gain (loss)		280,591,915
Net increase (decrease) in net assets resulting from operations		$291,875,868

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,283,953	$8,217,818
Net realized gain (loss)	(4,448,369)	(12,283,203)
Change in net unrealized appreciation (depreciation)	285,040,284	39,828,745
Net increase (decrease) in net assets resulting from operations	291,875,868	35,763,360
Distributions to shareholders from net investment income	(10,143,200)	(7,756,000)
Share transactions
Proceeds from sales of shares	442,695,229	98,935,887
Cost of shares redeemed	–	(35,449,369)
Net increase (decrease) in net assets resulting from share transactions	442,695,229	63,486,518
Total increase (decrease) in net assets	724,427,897	91,493,878
Net Assets
Beginning of period	755,017,021	663,523,143
End of period	$1,479,444,918	$755,017,021
Other Information
Undistributed net investment income end of period	$3,103,958	$1,854,998
Shares
Sold	1,870,000	500,000
Redeemed	–	(200,000)
Net increase (decrease)	1,870,000	300,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$209.73	$201.07	$188.45	$160.07	$118.93
Income from Investment Operations
Net investment income (loss)A	2.40	2.43	2.14	2.37B	1.75
Net realized and unrealized gain (loss)	60.58	8.56	12.44	28.15	41.06
Total from investment operations	62.98	10.99	14.58	30.52	42.81
Distributions from net investment income	(2.24)	(2.33)	(1.96)	(2.14)	(1.67)
Total distributions	(2.24)	(2.33)	(1.96)	(2.14)	(1.67)
Net asset value, end of period	$270.47	$209.73	$201.07	$188.45	$160.07
Total ReturnC	30.21%	5.56%	7.79%	19.23%	36.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.31%	.32%	.42%	.48%	.51%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.26%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.26%
Net investment income (loss)	.99%	1.25%	1.11%	1.40%B	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,479,445	$755,017	$663,523	$471,113	$288,130
Portfolio turnover rateF,G	12%	6%	9%	7%	10%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2017

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, certain deemed distributions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$484,086,720
Gross unrealized depreciation	(34,563,224)
Net unrealized appreciation (depreciation)	$449,523,496
Tax Cost	$1,088,903,082

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,339,073
Capital loss carryforward	$(3,225,094)
Net unrealized appreciation (depreciation) on securities and other investments	$449,400,154

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(118,806)
No expiration
Long-term	(3,106,288)
Total capital loss carryforward	$(3,225,094)

The tax character of distributions paid was as follows:

	November 30, 2017	November 30, 2016
Ordinary Income	$10,143,200	$ 7,756,000

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,132,435 and $142,757,362, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $437,806,942 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $1,149,074.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,448.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 19, 2018

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Donald F. Donahue and Carol B. Tomé, each of the Trustees oversees 90 funds. Mr. Donahue and Ms. Tomé each oversees 7 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

David A. Rosow (1942)

Year of Election or Appointment: 2017

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Trustee

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2017

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2017

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2017

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2017

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2017

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.21%	$1,000.00	$1,112.90	$1.11
Hypothetical-C		$1,000.00	$1,024.02	$1.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Tracking Stock voted to pay on December 20, 2017, to shareholders of record at the opening of business on December 18, 2017, a distribution of $0.77 per share of which $0.02 per share was from taxable ordinary income and not book income.

The fund designates 86%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

At its April 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode) for six months through January 31, 2018, in connection with the change in oversight of the fund from another Fidelity Funds Board of Trustees to the Sector Portfolios Board of Trustees.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund through January 31, 2018; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board noted that the fund's management fee rate and the total expense ratio of the fund, after the effect of the contractual expense cap arrangement discussed above, ranked below the competitive median of their management fee and total expense mapped groups for the twelve month period ended June 30, 2016. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2018, with the understanding that the Board will consider the annual renewal for a full one year period in January 2018.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendment to the New Advisory Contracts for the funds should be approved.

Proxy Voting Results

A special meeting of shareholders was held on January 18, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Donald F. Donahue
Affirmative	651,386,397.01	95.004
Withheld	34,261,170.13	4.996
TOTAL	685,647,567.14	100.000
Brian B. Hogan
Affirmative	650,199,590.99	94.831
Withheld	35,447,976.15	5.169
TOTAL	685,647,567.14	100.000
David A. Rosow
Affirmative	651,696,015.13	95.049
Withheld	33,951,552.01	4.951
TOTAL	685,647,567.14	100.000
Garnett A. Smith
Affirmative	652,675,986.79	95.192
Withheld	32,971,580.35	4.808
TOTAL	685,647,567.14	100.000
Carol B. Tomé
Affirmative	653,300,476.35	95.283
Withheld	32,347,090.79	4.717
TOTAL	685,647,567.14	100.000
Michael E. Wiley
Affirmative	651,835,437.65	95.069
Withheld	33,812,129.49	4.931
TOTAL	685,647,567.14	100.000
Proposal 1 reflects trust wide proposal and voting results.

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	1,192,878,416.01	94.875
Withheld	64,446,190.84	5.125
TOTAL	1,257,324,606.85	100.000
Dennis J. Dirks
Affirmative	1,195,428,511.76	95.078
Withheld	61,896,095.09	4.922
TOTAL	1,257,324,606.85	100.000
Donald F. Donahue
Affirmative	1,196,101,441.49	95.131
Withheld	61,223,165.36	4.869
TOTAL	1,257,324,606.85	100.000
Alan J. Lacy
Affirmative	1,195,346,573.89	95.071
Withheld	61,978,032.96	4.929
TOTAL	1,257,324,606.85	100.000
Ned C. Lautenbach
Affirmative	1,194,623,131.09	95.014
Withheld	62,701,475.76	4.986
TOTAL	1,257,324,606.85	100.000
Joseph Mauriello
Affirmative	1,194,787,293.63	95.027
Withheld	62,537,313.22	4.973
TOTAL	1,257,324,606.85	100.000
Charles S. Morrison
Affirmative	1,195,835,263.33	95.110
Withheld	61,489,343.52	4.890
TOTAL	1,257,324,606.85	100.000
Cornelia M. Small
Affirmative	1,199,345,429.77	95.389
Withheld	57,979,177.08	4.611
TOTAL	1,257,324,606.85	100.000
Garnett A. Smith
Affirmative	1,194,436,334.77	94.999
Withheld	62,888,272.08	5.001
TOTAL	1,257,324,606.85	100.000
David M. Thomas
Affirmative	1,194,987,668.12	95.043
Withheld	62,336,938.73	4.957
TOTAL	1,257,324,606.85	100.000
Michael E. Wiley
Affirmative	1,195,011,850.44	95.045
Withheld	62,312,756.41	4.955
TOTAL	1,257,324,606.85	100.000

PROPOSAL 4

To change the fund from a diversifed fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	188,309,265.46	14.977
Against	28,148,865.47	2.239
Abstain	10,612,913.73	0.844
Broker Non-Vote	1,030,253,562.19	81.940
TOTAL	1,257,324,606.85	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 4 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-ANN-0118
1.795540.114

Item 2.

Code of Ethics

As of the end of the period, November 30, 2017, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$71,000	$5,300	$4,800	$2,300

November 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$67,000	$6,700	$4,800	$3,200

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2017A	November 30, 2016A
Audit-Related Fees	$9,220,000	$5,315,000
Tax Fees	$150,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2017A	November 30, 2016A,B
PwC	$12,640,000	$6,615,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2017, the members of the audit committee were Donald F. Donahue, David A. Rosow, Garnett A. Smith, Carol B. Tomé and Michael E. Wiley.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 24, 2018